Consolidated Segment Data (Tables)	12 Months Ended
Sep. 25, 2015
Segment Reporting [Abstract]
Net revenue and Operating income (loss), by segment
Selected information by segment is presented in the following tables ($ in millions):

	2015	2014	2013
Net Revenue(1):
NA Integrated Solutions & Services	$3,879	$3,876	$3,891
ROW Integrated Solutions & Services	3,432	3,912	3,828
Global Products	2,591	2,544	2,339
	$9,902	$10,332	$10,058
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(1)	Net revenue by segment excludes intercompany transactions.

	2015	2014	2013
Operating income (loss):
NA Integrated Solutions & Services	$591	$463	$424
ROW Integrated Solutions & Services	347	443	400
Global Products	438	470	319
Segment operating income	1,376	1,376	1,143
Corporate and Other(1)	(203)	(583)	(300)
Restructuring and repositioning charges, net	(289)	(93)	(131)
Operating income	$884	$700	$712
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(1)
Operating loss for fiscal 2014 includes asbestos related charges of $225 million related to the Yarway settlement and $240 million related to an updated valuation performed over the Company's liability for asbestos related claims (excluding Yarway claims), partially offset by $96 million of legacy legal reversal and recoveries. See Note 12 for further details on asbestos and legacy legal matters.

Total Assets, by segment
Total assets by segment as of September 25, 2015, September 26, 2014 and September 27, 2013 are as follows ($ in millions):

	2015	2014	2013
Total Assets:
NA Integrated Solutions & Services	$3,880	$3,870	$3,842
ROW Integrated Solutions & Services	2,751	3,029	2,980
Global Products	3,097	2,676	2,726
Corporate and Other	2,581	2,054	1,639
Assets held for sale	12	180	989
	$12,321	$11,809	$12,176

Depreciation and Amortization and Capital expenditures, net by segment
Depreciation and amortization, and capital expenditures by segment for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 are as follows ($ in millions):

	2015	2014	2013
Depreciation and amortization:
NA Integrated Solutions & Services	$137	$137	$139
ROW Integrated Solutions & Services	113	141	175
Global Products	84	72	58
Corporate and Other	8	8	7
	$342	$358	$379

	2015	2014	2013
Capital expenditures
NA Integrated Solutions & Services	$107	$133	$92
ROW Integrated Solutions & Services	98	102	109
Global Products	29	45	58
Corporate and Other	12	8	10
	$246	$288	$269

Net revenue, by geographic area
Net revenue by geographic area for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 is as follows ($ in millions):

	2015	2014	2013
Net Revenue(1):
North America(2)	$5,544	$5,496	$5,343
Latin America	492	500	456
Europe, Middle East and Africa (3)	2,551	2,836	2,758
Asia-Pacific	1,315	1,500	1,501
	$9,902	$10,332	$10,058
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(1)	Net revenue is attributed to individual countries based on the jurisdiction of formation of the reporting entity that records the transaction.

(2)	Includes U.S. net revenue of $4,822 million, $4,717 million and $4,568 million for 2015, 2014 and 2013, respectively.

(3)
The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,140 million, $1,262 million and $1,168 million for 2015, 2014 and 2013, respectively.

Long-lived assets, by geographic area
Long-lived assets by geographic area as of September 25, 2015, September 26, 2014 and September 27, 2013 are as follows ($ in millions):

	2015	2014	2013
Long-lived assets(1):
North America(2)	$856	$905	$905
Latin America	110	113	129
Europe, Middle East and Africa	313	338	340
Asia-Pacific	109	137	154
Corporate and Other	14	20	32
	$1,402	$1,513	$1,560
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(1)
Long-lived assets are comprised primarily of subscriber system assets, net, property, plant and equipment, net, deferred subscriber acquisition costs, net and dealer intangibles. They exclude goodwill, other intangible assets and other assets.

(2)	Includes U.S. long-lived assets of $801 million, $836 million, and $828 million for 2015, 2014 and 2013, respectively.